COSTS AND EXPENSES BY NATURE (Details) - Schedule of other (gains) losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other (gains) losses [Abstract]
Fuel hedging		$ 82,487
Slot Write Off		36,896
Provision for onerous contract related to purchase commitment	(44,000)	44,000
Goodwill Impairment		1,728,975
Other	13,326	(17,569)	(11,525)
Total	$ (30,674)	$ 1,874,789	$ (11,525)